Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11. Goodwill:

A continuity of goodwill is as follows:

	December 31, 2021	December 31, 2020
Balance, beginning of year	$3,397	$3,110
Impact of foreign exchange changes	(276)	287
Balance, end of year	$3,121	$3,397

Goodwill of $3,121 (December 31, 2020 - $3,397), relates to the acquisition of Prins Autogassystemen Holding B.V. in 2014. The Company completed its annual assessment of impairment and concluded that goodwill of $3,121 related to the IAM business segment was not impaired as at December 31, 2021.